Investment Portfolioas of August 31, 2026 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.3%
Alabama 0.8%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,131,211
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,292,036
Southeast Alabama, Energy Authority A Cooperative District Revenue, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	5,050,803
		12,474,050
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	1,500,000	1,611,904
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,717,299
		3,329,203
Arizona 3.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,672,400
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	8,555,971
Arizona, State Industrial Development Authority Revenue, CHF Arizona LLC, Series A, 5.25%, 7/1/2056, INS: BAM	4,500,000	4,603,311
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	10,430,000	10,706,765
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,830,000	2,343,324
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	3,000,000	3,108,069
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,119,119
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043	2,150,000	2,229,858
Series D, 5.0%, 12/1/2044	2,750,000	2,841,085
Series D, 5.0%, 12/1/2045	2,200,000	2,266,849
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,427,634
144A, 5.0%, 6/15/2049	1,445,000	1,218,246
144A, 5.0%, 6/15/2052	1,410,000	1,159,067
		49,251,698
California 3.1%
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	3,806,181	3,585,882
“A", Series 2021-2, 3.75%, 3/25/2035	2,856,521	2,841,745
California, Morongo Band of Mission Indians Revenue, Series B, 144A, Prerefunded, 5.0%, 10/1/2042	2,395,000	2,513,970
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	18,022,868
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	6,055,000	6,246,691

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements, 3.875%, 9/1/2049	1,560,000	1,199,920
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,335,000	4,474,088
California, State Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,057,128
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	2,255,000	2,372,405
Series C, 5.0%, 7/1/2044	1,935,000	1,990,207
		49,304,904
Colorado 4.3%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AG	3,000,000	3,161,447
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	1,670,000	1,750,768
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,337,870
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	34,572,738
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	3,500,000	3,636,292
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,616,493
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	1,835,000	1,970,991
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,777,271
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,771,215
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,501,343
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,420,000	4,422,759
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	833,687
4.0%, 12/1/2051	3,510,000	2,767,956
		67,120,830
Connecticut 0.2%
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Sustainable Energy Partners LLC, Series A, 5.5%, 8/1/2056	3,000,000	3,144,719
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A-3, 2.9% (b), 9/1/2026	200,000	200,000
		3,344,719
District of Columbia 1.1%
District of Columbia, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	3,265,000	2,263,343
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	1,970,604
Metropolitan Washington, DC, Airports Authority System Revenue, Series A, AMT, 5.5%, 10/1/2054	4,750,000	4,922,590
Metropolitan Washington, DC, Area Transit Authority Dedicated Revenue, Series A, 5.5%, 7/15/2060	8,000,000	8,329,059
		17,485,596
Florida 8.6%
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	3,425,000	2,960,518
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	5,810,000	4,570,218
AMT, 6.125%, 10/1/2055	5,100,000	5,183,242
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,686,730

Florida, Babcock Ranch Community Independent District, Special Assessment, Series 2024, 144A, 5.25%, 5/1/2055	2,000,000	1,940,979
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	559,182
Series A-1, 5.0%, 10/1/2033	540,000	557,176
Series A-1, 5.0%, 10/1/2034	545,000	559,578
Series A-1, 5.0%, 10/1/2035	270,000	275,795
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	3,665,000	3,831,924
Series A, 144A, 7.25%, 1/1/2055	2,200,000	2,341,858
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,560,763
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,020,931
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	1,500,000	1,395,080
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	5,170,000	4,842,684
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032 * (c)	2,555,000	715,400
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	3,500,000	2,572,500
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, 4.125%, 12/1/2054	13,690,000	11,383,621
Florida, Jacksonville Aviation Authority, Revenue, AMT, 5.5%, 10/1/2050	1,665,000	1,731,733
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	16,000,000	12,646,149
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,600,000	1,529,104
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	6,170,000	6,204,496
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	2,080,000	2,049,518
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series C, 3.03% (b), 9/1/2026, SPA: PNC Bank NA	5,850,000	5,850,000
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	6,000,000	6,278,899
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,874,950
Lee County, FL, Airport Revenue:
Series A-1, AMT, 5.25%, 10/1/2045	1,430,000	1,482,005
Series A-1, AMT, 5.25%, 10/1/2046	1,220,000	1,256,908
Series A-1, AMT, 5.25%, 10/1/2047	2,500,000	2,562,190
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.25%, 4/1/2047	6,250,000	6,462,833
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	5,763,879
Series A, AMT, 5.5%, 10/1/2056 (d)	8,000,000	8,293,293
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	5,335,000	5,407,833
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	752,238
Series C, 7.625%, 5/15/2058	905,000	995,555
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,394,068
		135,493,830
Georgia 2.6%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,275,078

Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	1,909,715
Series A, 5.75%, 4/1/2053	2,000,000	2,103,017
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 5.0%, 4/1/2042	3,155,000	3,167,272
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	664,219
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	11,019,145
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,034,191
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,117,378
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,219,054
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5%, 12/15/2048 (e)	3,250,000	2,973,265
		41,482,334
Hawaii 0.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	2,000,000	2,075,446
Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	4,855,000	4,969,387
Illinois 6.7%
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.25%, 1/1/2044	2,620,000	2,705,965
Series A, AMT, 5.5%, 1/1/2053	9,340,000	9,592,951
Series A, AMT, 5.5%, 1/1/2053, INS: AG	6,395,000	6,519,661
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,193,150
Series A, 5.0%, 12/1/2041	450,000	472,717
Series A, 5.0%, 12/1/2042	750,000	783,916
Series A, 5.0%, 12/1/2043	700,000	729,019
Series A, 5.0%, 12/1/2044	1,000,000	1,037,562
City of Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	2,160,000	2,225,500
City of Chicago, IL, Waterworks Revenue:
Series A, 5.0%, 11/1/2045	2,500,000	2,580,881
Series A, 5.0%, 11/1/2047	2,500,000	2,550,008
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	5,495,000	5,905,652
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	12,000,000	7,161,374
Illinois, O'Hare International Airport Revenue, Series E, AMT, 5.5%, 1/1/2055	10,625,000	10,932,954
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,671,695
Illinois, State Development Finance Authority Revenue, St. Ignatius College Project, 2.28% (b), 9/7/2026, LOC: PNC Bank NA	800,000	800,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.4% (b), 9/7/2026, LOC: BMO Harris Bank NA	400,000	400,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	2,992,157
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	3,994,580
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (c)	8,761,728	262,852

Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,506,312
5.0%, 1/1/2035	6,875,000	6,881,019
Series A, 5.0%, 12/1/2042	2,955,000	2,967,680
Series C, 5.25%, 10/1/2046	6,000,000	6,124,239
5.5%, 5/1/2039	7,665,000	8,018,968
5.75%, 5/1/2045	4,205,000	4,372,823
		104,383,635
Indiana 1.2%
Indiana, State Finance Authority Revenue, Community Health Network Obligated Group:
Series A, 5.5%, 5/1/2051	2,500,000	2,615,075
Series A, 5.5%, 5/1/2054	2,500,000	2,602,185
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,055,246
Series A, 5.0%, 10/1/2043	1,000,000	1,051,933
Series A, 5.0%, 10/1/2044	1,000,000	1,048,917
Series A, 5.0%, 10/1/2045	1,000,000	1,047,302
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.25%, 1/1/2048	4,100,000	4,211,234
Series E, 6.0%, 3/1/2053	3,570,000	3,649,760
Series E, 6.125%, 3/1/2057	1,780,000	1,828,253
		19,109,905
Iowa 1.9%
Iowa, PEFA, Inc., Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,000,000
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	5,250,000	4,832,281
Series 2024-B, 7.25%, 5/15/2035	3,120,000	3,090,788
Series B, 7.5%, 5/15/2053	910,000	999,323
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	10,369,005
		29,291,397
Kansas 0.4%
Kansas, State University of Kansas Hospital Authority Revenue, Health System Obligated Group:
Series A, 5.0%, 3/1/2044	2,000,000	2,070,783
Series A, 5.25%, 3/1/2045	2,000,000	2,119,607
Series A, 5.25%, 3/1/2046	1,510,000	1,591,243
		5,781,633
Kentucky 0.1%
Kentucky, State Bond Development Corp. Revenue, PRG Wildcats LLC, Series A, 5.5%, 10/31/2056	1,000,000	1,036,054
Louisiana 1.4%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, Series B-2, 2.27% (b), 9/7/2026, LOC: TD Bank NA	2,195,000	2,195,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
Series 2025-A, 5.5%, 5/15/2050	5,000,000	5,233,075
Series 2025-A, 5.5%, 5/15/2055	10,000,000	10,359,569
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	4,102,678
		21,890,322

Maryland 0.5%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,040,000	1,037,588
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	1,997,889
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	2,145,000	2,177,861
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,152,457
		8,365,795
Massachusetts 0.2%
Massachusetts, General Obligation:
Series G, 5.0%, 12/1/2044	1,800,000	1,902,635
Series G, 5.0%, 12/1/2045	500,000	525,649
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,235,000	883,778
		3,312,062
Michigan 0.6%
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System Obligated Group, Series A-2, 5.25%, 11/15/2053	9,000,000	9,209,852
Minnesota 0.2%
City of Minnetonka, MN, Breck School Revenue, 144A, 2.31% (b), 9/7/2026, LOC: U.S. Bank NA	2,200,000	2,200,000
Minnesota, State Agricultural & Economic Development Board Revenue, Fairview Health Services Obligated Group, Series C, 2.25% (b), 9/7/2026, LOC: U.S. Bank NA	300,000	300,000
		2,500,000
Missouri 1.1%
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	6,129,177
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	1,375,000	1,382,646
Series C, 6.0%, 5/1/2053	8,255,000	8,950,463
		16,462,286
Nebraska 0.9%
Nebraska, Omaha Airport Authority Revenue, Series A, AMT, 5.5%, 12/15/2056	3,350,000	3,488,281
Nebraska, Omaha Public Power District, Revenue:
Series A, 5.0%, 2/1/2045	7,000,000	7,364,557
Series A, 5.0%, 2/1/2046	3,700,000	3,870,600
		14,723,438
Nevada 1.3%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0% (a), 1/1/2065	6,015,000	3,819,525
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	2,000,000	2,037,606
Series A, AMT, 5.25%, 7/1/2054	1,600,000	1,614,585
Series A, AMT, 5.5%, 7/1/2056 (d)	8,000,000	8,243,539
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	24,500,000	3,896,740
		19,611,995

New Jersey 3.5%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,300,077
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,738,418
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	16,582,484
New Jersey, State Higher Education Student Assistance Authority, Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,460,000	4,362,991
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,369,230
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,815,000	1,870,947
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, Prerefunded, 5.5%, 6/15/2050	4,500,000	5,151,583
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,176,093
Series A, 5.0%, 12/15/2034	5,320,000	5,501,571
Series AA, 5.25%, 6/15/2050	3,500,000	3,626,381
Series BB, 5.25%, 6/15/2050	6,855,000	7,057,879
		54,737,654
New Mexico 0.9%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund, Series A, 4.0%, 6/1/2030	5,795,000	5,900,048
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	1,630,000	1,626,523
“I", Series D, 3.75%, 1/1/2050	1,365,000	1,366,865
“I", Series D, 6.5%, 9/1/2054	4,945,000	5,378,025
		14,271,461
New York 10.0%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	1,986,161
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 2.28% (b), 9/7/2026, LOC: TD Bank NA	260,000	260,000
Series 2025-A, 5.25%, 11/15/2045	3,000,000	3,149,251
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,108
Series A, 5.0%, 3/15/2041	8,000,000	8,431,278
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.0%, 3/15/2036	5,000,000	5,134,758
Series A, 5.0%, 3/15/2044	2,000,000	2,108,918
Series A, 5.0%, 3/15/2045	1,000,000	1,049,622
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 2.26% (b), 9/7/2026, LIQ: Freddie Mac, LOC: Freddie Mac	200,000	200,000
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,373,637
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	8,745,000	8,766,655
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,091,116
AMT, 5.0%, 10/1/2035	3,705,000	3,841,708
AMT, 5.625%, 4/1/2040	5,160,000	5,436,066
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	6,495,000	6,428,155
AMT, 6.0%, 6/30/2054	1,400,000	1,437,197
AMT, 6.0%, 6/30/2059	4,615,000	4,828,072

New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,270,304
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	3,760,053
Series A, 4.0%, 11/15/2054	5,000,000	4,326,414
Series A, 5.0%, 11/15/2034	1,000,000	1,095,822
Series A, 5.0%, 11/15/2035	1,250,000	1,356,698
Series A, 5.0%, 11/15/2036	1,250,000	1,349,414
New York City, NY, General Obligation, Series G-1, 5.25%, 2/1/2048	20,000,000	20,678,000
New York City, NY, Health & Hospitals Corp. Revenue, Series B, 2.27% (b), 9/7/2026, LOC: TD Bank NA	340,000	340,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB, 2.3% (b), 9/7/2026, SPA: TD Bank NA	1,500,000	1,500,000
Series DD, 5.0%, 6/15/2046	5,000,000	5,209,423
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	9,410,000	9,728,183
Series F-1, 5.0%, 2/1/2044	5,000,000	5,134,839
Series D-1, 5.25%, 11/1/2040	5,000,000	5,304,853
Series D-1, 5.5%, 11/1/2045	15,000,000	16,046,028
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,840,392
New York, NY, General Obligation, Series E1, 5.0%, 4/1/2040	11,250,000	11,783,149
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, Series A, 5.25%, 5/15/2052	5,000,000	5,133,447
		156,389,721
North Carolina 0.3%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	1,595,000	1,611,839
North Carolina, State Housing Finance Agency, Series 52-A, 6.25%, 1/1/2055	2,500,000	2,677,862
		4,289,701
Ohio 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	6,000,000	4,588,247
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	17,740,000	18,375,376
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	975,276
5.0%, 1/1/2046	2,790,000	2,730,275
Series A, 5.75%, 1/1/2053	2,860,000	2,926,218
Ohio, Port of Greater Cincinnati Development Authority Revenue:
144A, 5.75%, 3/1/2059	2,000,000	1,909,295
144A, 6.25%, 3/1/2051	500,000	512,446
Ohio, State Housing Finance Agency, Residential Mortgage Revenue:
3.75%, 9/1/2050	1,810,000	1,813,151
Series B, 4.5%, 3/1/2050	1,760,000	1,773,424
		35,603,708
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,663,703
Series A, 5.5%, 8/15/2041	3,020,000	3,002,019
Series A, 5.5%, 8/15/2044	3,205,000	3,213,402

Oklahoma, State Turnpike Authority Revenue:
5.5%, 1/1/2053	3,000,000	3,124,323
Series A, 5.5%, 1/1/2054	1,000,000	1,060,498
		13,063,945
Pennsylvania 2.4%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	627,489
5.0%, 12/1/2053	1,780,000	1,534,806
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue, Series A, 5.25%, 12/1/2047, INS: AG	2,175,000	2,264,996
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2029	1,290,000	1,336,986
5.0%, 6/1/2030	855,000	885,310
5.0%, 6/1/2031	865,000	894,793
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AG	7,200,000	7,428,792
Pennsylvania, State Certificates of Participation, Series A, 5.0%, 7/1/2043	1,115,000	1,125,330
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series 2025-B, 5.0%, 3/15/2044	2,250,000	2,315,646
Series 2025-B, 5.0%, 3/15/2045	2,000,000	2,050,142
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project, AMT, 5.75%, 6/30/2048	10,000,000	10,419,525
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 136, 3.0%, 10/1/2051	2,703,362	2,682,274
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.25%, 12/1/2052	4,050,000	4,148,859
		37,714,948
South Carolina 2.2%
South Carolina, Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,532,987
Series A, 4.0%, 12/1/2055	4,000,000	3,367,828
Series B, 5.0%, 12/1/2044	2,500,000	2,589,916
Series B, 5.0%, 12/1/2047	5,500,000	5,619,503
Series B, 5.0%, 12/1/2048	1,000,000	1,016,364
Series A, 5.5%, 12/1/2054	1,200,000	1,251,906
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2044	3,000,000	3,161,622
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,588,554
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	8,000,000	8,113,103
		34,241,783
Tennessee 3.0%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,460,627
Series B, AMT, 4.0%, 7/1/2054	8,045,000	6,761,546
Series B, AMT, 5.25%, 7/1/2051	4,800,000	4,910,252
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,331,350
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2045	1,395,000	1,215,872

Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group:
Series B, 5.0%, 7/1/2042	3,500,000	3,660,574
Series B, 5.0%, 7/1/2043	2,250,000	2,344,582
Series B, 5.0%, 7/1/2044	4,845,000	5,024,354
Series B, 5.0%, 7/1/2045	9,000,000	9,293,579
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,076,406
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,262,158
		46,341,300
Texas 18.1%
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	13,031,484
City of Austin, TX, Airport System Revenue:
Series B, AMT, 5.0%, 11/15/2045	5,000,000	5,062,031
Series B, AMT, 5.0%, 11/15/2046	5,000,000	5,034,021
Series B, AMT, 5.0%, 11/15/2047	3,000,000	3,003,433
City of Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2043	4,000,000	4,203,012
5.0%, 11/15/2045	4,000,000	4,170,837
5.0%, 11/15/2048	3,500,000	3,612,488
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.25%, 2/15/2045	750,000	780,106
Series A, 5.25%, 2/15/2049	2,250,000	2,301,391
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,193,800
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	10,279,798
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,081,211
Prosper, TX, Independent School District, General Obligation, 5.25%, 2/15/2055	3,750,000	3,905,348
San Antonio, TX, Airport System Revenue, AMT, 5.5%, 7/1/2056, INS: BAM	3,570,000	3,720,770
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	797,229
Series A, 5.0%, 10/1/2051	1,580,000	1,313,632
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,132,739
Series D, 5.25%, 2/1/2049	7,215,000	7,550,831
San Antonio, TX, Independent School District, General Obligation, 5.0%, 8/15/2047	10,000,000	10,316,311
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	8,918,921
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	8,548,171
Texas, Cypress-Fairbanks Independent School District, General Obligation:
5.0%, 2/15/2040	1,000,000	1,101,680
5.0%, 2/15/2041	1,000,000	1,089,543
Texas, Dallas Independent School District, General Obligation, Series A, 5.0%, 2/15/2043	15,000,000	15,788,121
Texas, Eagle Pass Independent School District, General Obligation:
5.0%, 8/15/2051	2,500,000	2,567,256
5.0%, 8/15/2056	2,500,000	2,536,902
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2045	7,000,000	7,214,819
Series A-1, AMT, 5.25%, 11/1/2046	9,000,000	9,229,844
Texas, Frisco Independent School District, General Obligation, 4.0%, 2/15/2047	5,000,000	4,612,855
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute, Series A, 5.25%, 6/1/2049	2,500,000	2,398,449

Texas, Lamar Consolidated Independent School District, General Obligation:
5.0%, 2/15/2041	10,930,000	11,340,593
5.0%, 2/15/2042	13,180,000	13,633,437
5.0%, 2/15/2043	11,340,000	11,699,624
5.25%, 2/15/2059	10,000,000	10,234,106
Texas, Lower Colorado River Authority Revenue, LCRA Transmission Services Corp.:
Series A, 5.0%, 5/15/2040	1,000,000	1,047,825
Series A, 5.0%, 5/15/2041	4,450,000	4,641,808
Texas, Lubbock Independent School District, General Obligation, 5.25%, 2/15/2055	7,500,000	7,747,001
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (c)	48,360	4,836
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	2,250,000	1,855,364
Texas, Northwest Independent School District, General Obligation, 5.25%, 2/15/2055	4,750,000	4,893,105
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,384,986
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,080,652
AMT, 5.5%, 6/30/2042	1,700,000	1,764,976
AMT, 5.5%, 6/30/2043	2,290,000	2,371,782
Texas, San Angelo Independent School District, General Obligation, 5.25%, 2/15/2055	10,000,000	10,336,365
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	6,750,000	7,314,217
Texas, State General Obligation, 2.45% (b), 9/7/2026, SPA: JPMorgan Chase Bank NA	8,715,000	8,715,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,105,000	3,135,053
Texas, State Water Development Board Revenue, Revolving Fund:
5.0%, 10/15/2042	7,500,000	7,929,014
5.0%, 10/15/2044	3,000,000	3,150,636
		283,777,413
Utah 2.4%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 4.0%, 7/1/2051	4,000,000	3,384,605
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	1,948,630	1,971,240
Utah, Downtown Revitalization Public Infrastructure District, Sales Tax Revenue, Series A, 5.5%, 6/1/2055, INS: AG	4,000,000	4,202,146
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,318,249
Series 1, 144A, 5.5%, 6/1/2050	1,350,000	1,355,618
Series 1, 144A, 5.5%, 6/1/2055	4,535,000	4,505,291
Series 1, 144A, 5.75%, 6/1/2060	1,850,000	1,880,145
Series 2, 144A, 6.0%, 6/15/2054	8,425,000	8,576,118
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	6,485,000	6,673,230
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	2,625,000	2,833,528
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,501,757
		38,201,927
Virginia 0.4%
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	3,775,000	3,516,617
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,017,613
		5,534,230

Washington 3.8%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,538,792
Port of Seattle, WA, Revenue Bonds, Series B, AMT, 5.5%, 10/1/2050	8,000,000	8,342,934
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	9,170,000	6,597,180
Series B, 3.0%, 7/1/2058	4,630,000	2,913,586
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group:
Series A2, 5.0%, 8/1/2044	17,700,000	17,875,023
Series A, 5.5%, 9/1/2055	4,000,000	4,135,283
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,406,937
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,608,323
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	3,510,000	3,113,101
144A, 5.0%, 1/1/2055	5,500,000	4,788,024
Washington, State Housing Finance Commission, Panorama Project, 2.28% (b), 9/7/2026, LOC: Wells Fargo Bank NA	975,000	975,000
		60,294,183
West Virginia 2.0%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AG	9,150,000	7,724,188
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,131,634
Series A, 5.5%, 6/1/2050	7,500,000	7,822,855
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	5,946,385
		31,625,062
Wisconsin 4.7%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	8,225,000	7,576,557
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	795,000	806,395
Series B, 144A, AMT, 7.0%, 9/1/2054	800,000	838,719
Wisconsin, Public Finance Authority Revenue, Million Air Two LLC Obligated Group, Series A, 144A, AMT, 5.375%, 6/1/2046	1,465,000	1,447,099
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	10,000,000	10,282,077
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC:
Series 2025, AMT, 5.75%, 12/31/2065	8,000,000	8,215,774
Series 2025, AMT, 6.5%, 6/30/2060	3,090,000	3,382,417
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,586,201
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	421,808
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,385
144A, Prerefunded, 4.0%, 4/1/2052	25,000	25,961
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,026,142
144A, 5.75%, 5/1/2054	3,860,000	2,791,669

Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,132,958
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,031,345
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2048	5,000,000	4,711,497
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035	1,250,000	1,406,090
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	2,650,000	2,602,375
6.0%, 7/1/2060	2,800,000	2,755,357
6.625%, 7/1/2060	7,635,000	7,923,484
		73,974,310
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,097,836
Puerto Rico 0.5%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,639,567
Series A1, 4.0%, 7/1/2041	2,613,626	2,427,585
Series A1, 4.0%, 7/1/2046	1,097,810	975,379
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,000,000	1,799,747
Series A-1, Zero Coupon, 7/1/2051	4,207,000	1,102,583
		7,944,861
Total Municipal Investments (Cost $1,560,895,067)		1,541,114,414

Underlying Municipal Bonds of Inverse Floaters (f) 3.3%
Georgia 0.6%
Georgia, City of Atlanta Department of Aviation, Series B, 5.5%, 7/1/2055 (g)	10,000,000	10,380,348
Trust: Georgia, City of Atlanta Department of Aviation, Series 2025-XM1317, 144A, 11.26%, 7/1/2032, Leverage Factor at purchase date: 4 to 1
Indiana 0.7%
Indiana, Finance Authority, Series C, 5.25%, 10/1/2046 (g)	10,000,000	10,504,061
Trust: Indiana, Finance Authority, Series 2025-XM1275, 144A, 10.44%, 4/1/2033, Leverage Factor at purchase date: 4 to 1
New York 1.3%
New York City, NY, Transitional Finance Authority, Series D, 5.5%, 5/1/2052 (g)	10,000,000	10,470,156
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1309, 144A, 11.44%, 11/1/2032, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Series I-1, 5.25%, 5/1/2048 (g)	10,000,000	10,341,582
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1261, 144A, 12.75%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		20,811,738
Texas 0.7%
Texas, Transportation Finance Corp., Series A, 5.25%, 10/1/2050 (g)	10,000,000	10,506,560
Trust: Texas, Transportation Finance Corp., Series 2025-XM1330, 144A, 10.44%, 10/1/2033, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $52,261,703)		52,202,707

Corporate Bonds 0.4%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	6,386,000	6,302,535
Industrials 0.0%
Brightline East LLC, 144A, 11.0%, 1/31/2030	5,000,000	200,000
Total Corporate Bonds (Cost $11,104,062)		6,502,535

	Shares	Value ($)

Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $3,179,677)	314,188	3,688,567

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.27% (h) (Cost $98,754)	98,744	98,754

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (i) (Cost $0)	50,070	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,627,539,263)	102.3	1,603,606,977
Floating Rate Notes (f)	(2.4)	(37,500,000)
Other Assets and Liabilities, Net	0.1	1,980,585
Net Assets	100.0	1,568,087,562
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued or delayed delivery securities included.
(e)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(f)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(g)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(h)	Current yield; not a coupon rate.
(i)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,593,317,121	$—	$1,593,317,121
Corporate Bonds (a)	—	6,502,535	—	6,502,535
Closed-End Investment Companies	3,688,567	—	—	3,688,567
Open-End Investment Companies	98,754	—	—	98,754
Warrants	—	—	0	0
Total	$3,787,321	$1,599,819,656	$0	$1,603,606,977

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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